Financial Results - Summary of Financial Income and Costs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Results [Line Items]
Financial income revaluation of investments	$ 5,064	$ 24,893	$ 0
Other income	75,769	26,260	92,077
Finance cost	1,052,065	768,453	1,088,631
Bank costs	16,050	32,533	53,458
Other finance cost	138,512	152,604	145,342
Enel Finance International NV (*) [Member]
Disclosure Of Financial Results [Line Items]
Finance cost	24,913	0	0
Interest expense	39,181	2,441	127,977
Enel Generacin Fortaleza S.A. [Member]
Disclosure Of Financial Results [Line Items]
Financial income from tax receivable	3,076	546	14,330
Brazilian Subsidiaries [Member]
Disclosure Of Financial Results [Line Items]
Financial income from regulatory assets	38,220	32,715	48,228
Argentinian Generation Subsidiaries [Member]
Disclosure Of Financial Results [Line Items]
Financial income from VOSA accounts receivable	11,470	12,387	80,738
Board Of Subsidiaries [Member] | Brazilian Subsidiaries [Member]
Disclosure Of Financial Results [Line Items]
Legal Claims	57,389	70,622	54,002
Board Of Subsidiaries [Member] | Edesur
Disclosure Of Financial Results [Line Items]
Finance cost	27,870	13,754	56,225
CAMMESA [Member]
Disclosure Of Financial Results [Line Items]
Interest expense	$ 187,277	$ 88,415	$ 91,864